Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 336	$ 81	$ 84
Future amortization expense year two	5,611
Future amortization expense year three	1,399
Future amortization expense year four	22
Future amortization expense year five	22
Future amortization expense thereafter	9
Land use rights [Member]
Land Use Rights [Line Items]
Amortization expenses of land use rights	336	$ 81	$ 84
Future amortization expense year two	1,106
Future amortization expense year three	1,106
Future amortization expense year four	1,106
Future amortization expense year five	1,106
Future amortization expense thereafter	48,105
Land use rights from the authorities, carrying amount	$ 50,774
Finite-lived intangible assets, remaining amortization period	50 years